SHARE EXCHANGE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Share Exchange Tables
Acquired assets	We preliminarily allocated the $212,500 consideration paid for the acquired assets as follows:
Cash	100
Intangible assets, customer list	212,400
Fair value acquired	$212,500

Cash	100
Intangible assets, customer list	212,400
Fair value acquired	$212,500